Restricted Short-Term Bank Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Short-Term Bank Deposits (Details) [Line Items]
Bear interest at an average annual rate of prime percentage	3.39%
Eco Wave Power Ltd [Member]
Restricted Short-Term Bank Deposits (Details) [Line Items]
Deposit amount	$ 63	$ 70
Bear interest at an average annual rate of prime percentage	4.60%